Segment Reporting - Summary of Reportable Segments (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of reportable segments [line items]
Revenue	$ 55,658	$ 53,817	$ 65,098
Underlying EBITDA	29,016	27,956	40,634
Depreciation and amortisation	(5,295)	(5,061)	(5,683)
Impairment losses	(90)	(75)	(515)
Underlying EBIT	23,631	22,820	34,436
Exceptional items	(6,094)	112	(330)
Net finance costs	(1,489)	(1,531)	(969)
Profit before taxation	16,048	21,401	33,137
Capital expenditure (cash basis)	8,816	6,733	5,855
(Loss)/profit from equity accounted investments, related impairments and expenses	(2,656)	594	(19)
Investments accounted for using the equity method	1,662	1,620	1,420
Total assets	102,362	101,296	95,166
Total liabilities	53,242	52,766	46,400
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	55,658	53,817	65,098
Operating segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	18,566	16,027	16,849
Underlying EBITDA	8,564	6,653	8,565
Depreciation and amortisation	(2,023)	(1,810)	(1,765)
Impairment losses	(17)	(33)	(470)
Underlying EBIT	6,524	4,810	6,330
Exceptional items		0	0
Capital expenditure (cash basis)	3,711	2,698	2,528
(Loss)/profit from equity accounted investments, related impairments and expenses	377	383	658
Investments accounted for using the equity method	1,573	1,530	1,415
Total assets	42,145	39,864	32,693
Total liabilities	5,777	5,635	5,248
Operating segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	18,566	16,027	16,849
Operating segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	27,952	24,812	30,767
Underlying EBITDA	18,913	16,692	21,707
Depreciation and amortisation	(2,027)	(1,993)	(2,203)
Impairment losses	(61)	(28)	(33)
Underlying EBIT	16,825	14,671	19,471
Exceptional items	(3,066)	176	(729)
Capital expenditure (cash basis)	2,033	1,966	1,848
(Loss)/profit from equity accounted investments, related impairments and expenses	(3,032)	215	(676)
Total assets	25,569	25,527	24,682
Total liabilities	11,757	8,571	7,884
Operating segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	27,952	24,812	30,767
Operating segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	7,666	10,958	15,549
Underlying EBITDA	2,290	4,998	9,504
Depreciation and amortisation	(611)	(697)	(762)
Impairment losses	(2)	(6)	(9)
Underlying EBIT	1,677	4,295	8,733
Exceptional items	880	0	849
Capital expenditure (cash basis)	646	657	621
(Loss)/profit from equity accounted investments, related impairments and expenses			0
Total assets	9,528	11,087	11,524
Total liabilities	3,056	3,821	3,874
Operating segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	7,666	10,958	15,549
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,474	2,020	1,933
Underlying EBITDA	(751)	(387)	858
Depreciation and amortisation	(634)	(561)	(953)
Impairment losses	(10)	(8)	(3)
Underlying EBIT	(1,395)	(956)	(98)
Exceptional items	(3,908)	(64)	(450)
Capital expenditure (cash basis)	2,426	1,412	858
(Loss)/profit from equity accounted investments, related impairments and expenses	(1)	(4)	(1)
Investments accounted for using the equity method	89	90	5
Total assets	25,120	24,818	26,267
Total liabilities	32,652	34,739	29,394
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ 1,474	$ 2,020	$ 1,933